Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Schedule of Share Capital
	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
Paid up capital:	Number of ordinary shares – Class A and Class B Shares (6)		RM	RM	Convenience Translation USD
At beginning of year	15,700,000	17,665,289	69,284	7,425,257	1,828,431
Issuance of share capital (1)	1,218,750	—	21,208,687	—	—
Issuance of share capital (2)	2,813	—	49,301	—	—
Transaction costs of share issue	—	—	(18,195,839)
Issuance of share capital (3)	743,726	—	4,293,824	—	—
Issuance of share capital (4)	—	1,750,000	—	—	—
Issuance of share capital (5)	—	13,618,411	—	21,516,249	5,298,263
At end of year	17,665,289	33,033,700	7,425,257	28,941,506	7,126,694
(1)	On October 24, 2024, 1,218,750 ordinary shares were issued in our initial public offering at USD 4.00 per ordinary share, before deduction the discounts and expenses.

(2)	On October 31, 2024, 2,813 ordinary shares were issued in our underwriters’ partial exercise of the over-allotment option, at USD 4.00 per ordinary share, before deduction the discounts and expenses.

(3)	On December 31, 2024, 743,726 ordinary shares were issued to CNP Equity Limited pursuant to the exercise of warrant as consideration for certain professional consulting service relating to the initial offering rendered to the Company.

(4)	On May 30, 2025, the Company issued 1,750,000 shares of the Company’s Class A Common Stock as part of the Securities Purchase Agreement. The issued shares serve as the commitment shares of the agreement.

(5)	Pursuant to the Securities Purchase Agreement dated April 22, 2025, between Avondale Capital, LLC and the Company, Avondale elected to convert a portion of its convertible securities into redemption conversion shares. During the year ended December 31, 2025, 13,618,411 shares of Class A Shares were issued to Avondale, amount of USD 610,000 at prices between USD 0.1288 and USD 0.9310 per share.

(6)	On July 16, 2025, the Company amended and restated memorandum and articles of association to include a dual class share structure and the creation of two new classes of shares, being A (Class A Shares) and B (Class B Shares), both with no par value which rank pari passu as to distributions (including on a liquidation), and provide for enhanced voting rights at a rate of twenty-to-one in favour of the Class B Shares. The share designations state that the 2,000,000 Ordinary Shares registered in the name of Mr. Lee Seng Chi and Reservoir Energy Link Bhd shall be redesignated as Class B Shares and the remaining Ordinary Shares in issue shall be redesignated as Class A Shares.